Income tax expense, Reconciliation at Statutory Tax Rate (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Numerical reconciliation of income tax expense and tax at the statutory rate [Abstract]
Loss before income tax expense	$ (417,046,000)		$ (59,151,000)	$ (2,142,000)
Tax at the statutory tax rate of 30% (2021: 26%, 2020: 27.5%)	(125,114,000)		(15,379,000)	(589,000)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income [Abstract]
Non-deductible/non-allowable items	128,643,000		16,061,000	58,000
Tax effect of tax losses	3,529,000		682,000	(531,000)
Current year tax losses not recognized	534,000		704,000	416,000
Recognition of previously unrecognized tax losses	(1,019,000)		(240,000)	0
Difference in overseas tax rates	203,000		(3,000)	(4,000)
Impact of future tax rate changes	0		94,000	16,000
Current year temporary differences not recognized	0		2,000	103,000
Prior year current tax under/(over) provisions	(523,000)		0	0
Income tax expense	$ 2,724,000		$ 1,239,000	$ 0
Statutory tax rate	30.00%	30.00%	26.00%	27.50%
Aggregate turnover of Base Rate Entity	$ 34,474,000	$ 50,000,000